Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments

4. Investments

The amortized cost, unrealized gains and losses, and fair value of our held-to-maturity investments at March 31, 2021 and December 31, 2020 are summarized as follows:

		Fair Value Measurements as of March 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Held-to-maturity investments
Commercial paper	$116,658	$—	$(24)	$116,634
State and municipal bonds	15,805	—	(21)	15,784
Corporate bonds and notes	164,847	—	(644)	164,203

Total held-to-maturity investments	$297,310	$—	$(689)	$296,621

As of March 31, 2021, the Company has determined that the unrealized losses totaling $0.7 million is temporary and fully expects to recover the cost basis.

		Fair Value Measurements as of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Held-to-maturity investments
Treasury securities	$149,996	$—	$(1)	$149,995
Commercial paper	37,963	—	(15)	37,948
Corporate bonds and notes	49,892	—	(63)	49,829

Total held-to-maturity investments	$237,851	$—	$(79)	$237,772

	March 31, 2021		December 31, 2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in thousands)		(in thousands)
Due in one year or less	$144,829	$144,788	$201,881	$201,864
Due after one year through five years	152,481	151,833	35,970	35,908

Total held-to-maturity securities	$297,310	$296,621	$237,851	$237,772

Note 6. Investments

The amortized cost, unrealized gains and losses, and fair value of our investments at December 31, 2020 are summarized as follows:

		Fair Value Measurements as of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Held-to-maturity investments
Treasury securities	$149,996	$-	$(1)	$149,995
Commercial paper	37,963	-	(15)	37,948
Corporate bonds and notes	49,892	-	(63)	49,829

Total held-to-maturity investments	$237,851	$-	$(79)	$237,772

	December 31, 2020
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$201,881	$201,864
Due after one year through five years	35,970	35,908

Total held-to-maturity securities	$237,851	$237,772

The Company did not have any investments at December 31, 2019.